Document and Entity Information	6 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	China SXT Pharmaceuticals, Inc.
Entity Central Index Key	0001723980
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Type	6-K
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity File Number	333-231839